MORTGAGE NOTES PAYABLE (Details Narrative)	Apr. 24, 2026 USD ($)	Dec. 31, 2025
Model Homes-DMH LP 207 [Member]
Short-Term Debt [Line Items]
Liquid assets	$ 200,000
Model Homes-DMH LP 207 [Member] | Debt with Origin Bank [Member]
Short-Term Debt [Line Items]
Debt instrument, floor interest rate, decrease	1.50%
Model Home [Member] | Mortgage Notes [Member]
Short-Term Debt [Line Items]
Debt instrument ratio minimum		1.10
Debt instrument ratio maximum		1.00